PREPAYMENTS AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Other receivables from advertisers	$ 30,620		¥ 101,829			¥ 212,592
VAT prepayments	22,620		122,645			157,048
Advances to suppliers	7,214		25,879			50,088
Receivable from third party payment platform	5,337					37,057
Receivable from equity investees	4,834					33,564
Prepaid expenses	3,566		25,286			24,757
Prepaid deposits	1,506		10,915			10,455
Advances to employees	1,317		12,260			9,147
Receivables from employees	1,085		28,928			7,533
Prepaid employees compensation	270		5,292			1,873
Loan to an investor of an equity investee	172		2,765			1,191
Deferred cost	65		4,894			448
Entrusted loan to a third party			3,000
Others	3,679		16,311			25,553
Total	82,285		360,004	[1]		571,306
Provision (Reversal) for doubtful accounts	6,126	¥ 42,533	13,641		¥ 3,253
Other non-current assets
Loan to an investor of an equity investee	398		2,765			2,765
Rental deposits	3,120		20,468			21,662
Others	559		5,491			3,883
Total	4,077		28,724	[1]		¥ 28,310
Prepayments and other current assets
Provision (Reversal) for doubtful accounts	$ 625	¥ 4,337	¥ (453)		¥ 2,211

[1]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)